NATIONWIDE MUTUAL FUNDS

Nationwide Amundi Global High Yield Fund	Nationwide HighMark California Intermediate Tax Free Bond Fund
Nationwide Amundi Strategic Income Fund	Nationwide HighMark Large Cap Core Equity Fund
Nationwide Bailard Cognitive Value Fund	Nationwide HighMark National Intermediate Tax Free Bond Fund
Nationwide Bailard Emerging Markets Equity Fund	Nationwide HighMark Short Term Bond Fund
Nationwide Bailard International Equities Fund	Nationwide HighMark Small Cap Core Fund
Nationwide Bailard Technology & Science Fund	Nationwide High Yield Bond Fund
Nationwide Bond Fund	Nationwide Inflation-Protected Securities Fund
Nationwide Bond Index Fund	Nationwide International Index Fund
Nationwide Core Plus Bond Fund	Nationwide Mid Cap Market Index Fund
Nationwide Diverse Managers Fund	Nationwide Money Market Fund
Nationwide Emerging Markets Debt Fund	Nationwide Portfolio Completion Fund
Nationwide Fund	Nationwide S&P 500 Index Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide Small Cap Index Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide Small Company Growth Fund
Nationwide Global Equity Fund	Nationwide U.S. Small Cap Value Fund
Nationwide Government Bond Fund	Nationwide World Bond Fund
Nationwide Growth Fund	Nationwide Ziegler Equity Income Fund
Nationwide HighMark Bond Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Nationwide Ziegler Wisconsin Tax Exempt Fund
Supplement dated August 12, 2016
to the Statement of Additional Information dated March 1, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information ("SAI").

Nationwide Bond Fund, Nationwide Government Bond Fund, and Nationwide Inflation-Protected Securities Fund

Effective immediately, the following supplements the information in APPENDIX C of the SAI:

1.	The subsection entitled "INVESTMENTS IN EACH FUND" is amended to include the following:

Name of Portfolio Manager	Fund	Dollar Range of Investments in Each Fund as of June 30, 2016
Nationwide Asset Management, LLC
Chad W. Finefrock, CFA	Nationwide Government Bond Fund Nationwide Inflation-Protected Securities Fund	None
Corsan Maley	Nationwide Bond Fund	None

2.	The subsection entitled "OTHER MANAGED ACCOUNTS" is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of June 30, 2016
Nationwide Asset Management, LLC
Chad W. Finefrock, CFA	Mutual Funds: 11 accounts, $986 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0

total assets for which the advisory fee is based on performance)
Corsan Maley	Mutual Funds: 3 accounts, $3,912 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 4 accounts, $6,601 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE